Taxation - Summary of Tax Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax
Current tax	£ (297)	£ (439)	£ (374)
Deferred tax	5	374	73
Tax expense	(292)	(65)	(301)
United Kingdom [member]
Current tax
Current tax	(71)	(104)	(80)
Netherlands [member]
Current tax
Current tax	(72)	(77)	(51)
Rest of world [member]
Current tax
Current tax	£ (154)	£ (258)	£ (243)